As filed with the Securities and Exchange Commission on March 4, 2014

Securities Act Registration No. 333-185734

Investment Company Act Registration No. 811-22785

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	3	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	5	☒

(Check appropriate box or boxes.)

REALTY CAPITAL INCOME FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

405 Park Avenue

15th Floor

New York, NY 10022

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 415-6500

John H. Grady President National Fund Advisors, LLC 405 Park Avenue 15th Floor New York, NY 10022	James A. Tanaka General Counsel RCS Capital 405 Park Avenue 15th Floor New York, NY 10022
(Name and Address of Agent for Service)

With a Copy to:

Steven B. Boehm

Sutherland Asbill & Brennan LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 19, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 3 to the Registration Statement of Realty Capital Income Funds Trust (the “Trust”) on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying until March 19, 2014, the effectiveness of the registration statement filed in Post-Effective Amendment No. 1 on December 20, 2013, pursuant to paragraph (a) of Rule 485 under the Securities Act. This Post-Effective Amendment No. 3 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city and state of New York on the 4th day of March 2014.

REALTY CAPITAL INCOME FUNDS TRUST

*By:	/s/ Nicholas S. Schorsch
Name:	Nicholas S. Schorsch
Title:	Trustee, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act, as amended, this Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE
*By: /s/ Nicholas S. Schorsch	Trustee, Chairman and Chief Executive Officer	March 4, 2014
Name: Nicholas S. Schorsch

*By: /s/ Robert H. Burns	Trustee	March 4, 2014
Name: Robert H. Burns

*By: /s/ Dr. Robert J. Froehlich	Trustee	March 4, 2014
Name: Dr. Robert J. Froehlich

*By: /s/ Leslie D. Michelson	Trustee	March 4, 2014
Name: Leslie D. Michelson

By: /s/ John H. Grady	March 4, 2014
*Name: John H. Grady
Attorney-in-fact pursuant to Power of Attorney